Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥) ¥ / shares shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) ¥ / shares shares	Mar. 31, 2020 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Net revenue	¥ 275,508	$ 43,399	¥ 246,899	¥ 193,088
Cost of sales	(261,723)	(41,228)	(228,732)	(173,735)
Gross profit	13,785	2,171	18,167	19,353
Operating expenses:
Selling expenses	(5,459)	(860)	(4,127)	(9,510)
General and administrative expenses	(39,499)	(6,222)	(25,695)	(29,545)
Other expenses, net	(3,328)	(524)	(2,875)	(7)
Total operating expenses	(48,286)	(7,606)	(32,697)	(39,062)
Loss from operations	(34,501)	(5,435)	(14,530)	(19,709)
Interest expenses	(4,875)	(768)	(2,461)	(1,745)
Loss before income taxes	(39,376)	(6,203)	(16,991)	(21,454)
Income tax (expenses) benefits	46	7	364	(247)
Net loss	(39,330)	(6,196)	(16,627)	(21,701)
Less: Net loss attributable to non-controlling interests	497	78
Net loss attributable to UTime Limited	(38,833)	(6,118)	(16,627)	(21,701)
Comprehensive loss
Net loss	(39,330)	(6,196)	(16,627)	(21,701)
Foreign currency translation adjustment	(377)	(60)	1,868	(837)
Total comprehensive loss	(39,707)	(6,256)	(14,759)	(22,538)
Less: Comprehensive loss attributable to non-controlling interest	497	78
Comprehensive loss attributable to UTime Limited	¥ (39,210)	$ (6,178)	¥ (14,759)	¥ (22,538)
Losses per share attributable to UTime Limited
Basic and diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (4.76)	$ (0.75)	¥ (3.68)	¥ (4.81)
Weighted average ordinary shares outstanding
Basic and diluted (in Shares)	8,164,771	8,164,771	4,517,793	4,507,223